UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.0%
4,110	AllianceBernstein Global High Income Fund, Inc.	$34,072
5,161	Blackrock Corporate High Yield Fund Vl	33,598
3,828	Blackrock Floating Rate Income Strategies Fund	34,299
6,892	Blackrock Preffered Income Strategies Fund	33,633
3,280	Evergreen Multi-Sector Income Fund	33,915
4,509	iShares Barclay 20+ Year Treasury Bond Fund	476,646
2,492	iShares Barclays 1-3 Year Credit Bond Fund	246,459
8,658	iShares Barclays 1-3 Year Treasury Bond Fund	730,043
3,663	Ishares Barclays 3-7 Year Treasury Bond	420,733
13,472	iShares Barclays 7-10 Year Treasury Bond Fund	1,301,260
17,331	iShares Barclays Aggregate Bond Fund	1,758,576
9,026	iShares Barclays MBS Bond Fund	956,214
702	iShares Barclays Short Treasury Bond	77,424
1,589	iShares Barclays TIPS Bond Fund	163,270
3,351	Ishares S&P National Municipal Bond Fund	334,061
5,926	MFS Charter Income Trust	43,141
6,027	MFS Government Markets Income Trust	43,937
5,232	Mfs Intermediate Income Trust	32,909
7,799	Putnam Premier Income Trust	33,068
1,686	SPDR Barclays Capital 1-3 Month T-Bill ETF	77,320
5,890	SPDR Barclays Capital International Treasury Bond	301,273
3,699	Templeton Emerging Markets Income Fund	33,846
31,516	Vanguard Total Bond Market ETF	2,431,459
2,912	Western Asset Emerging Markets Debt Fund	34,362
6,047	Western Asset High Income Fund II	33,138
3,080	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	33,048
	TOTAL INVESTMENT COMPANIES (Cost $9,326,556)	$9,731,704

		Value
MONEY MARKET FUNDS - 1.8%
60,232	Federated Prime Obligations Fund	$60,232
125,574	Fidelity Institutional Money Market Portfolio	125,574
	TOTAL SHORT TERM INVESTMENTS (Cost $185,806)	$185,806

	TOTAL INVESTMENTS (Cost $9,512,362) - 98.8%	$9,917,510
	Other Assets in Excess of Liabilities - 1.2%	117,795
	TOTAL NET ASSETS - 100.0%	$10,035,305

Percentages are stated as a percent of net assets.

	Evolution VP All-Cap Equity Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 57.4%
Aerospace & Defense - 0.9%
525	Esterline Technologies Corp. (a)	$10,600
3,937	HEICO Corp.	95,669
1,049	KBR, Inc.	14,486
		120,755
Airlines - 0.1%
1,712	Republic Airways Holdings, Inc. (a)	11,094

Auto Components - 0.2%
1,698	WABCO Holdings, Inc.	20,902

Beverages - 0.7%
2,646	Hansen Natural Corp. (a)	95,256

Biotechnology - 0.9%
313	Biogen Idec, Inc. (a)	16,407
2,143	Gilead Sciences, Inc. (a)	99,264
		115,671
Building Products - 0.9%
10,364	Apogee Enterprises, Inc.	113,797

Chemicals - 1.7%
1,585	Celanese Corp.	21,192
838	CF Industries Holdings, Inc. (a)	59,607
1,258	The Dow Chemical Co.	10,605
475	E.I. du Pont de Nemours & Co.	10,607
1,464	Koppers Holdings, Inc.	21,257
991	Monsanto Co.	82,352
287	PPG Industries, Inc.	10,590
577	Terra Industries, Inc.	16,208
		232,418
Commercial Banks - 0.4%
631	BB&T Corp.	10,677
398	JPMorgan Chase & Co.	10,579
370	PNC Financial Services Group	10,837
722	U.S. Bancorp	10,548
748	Wells Fargo & Co.	10,652
		53,293
Commercial Services & Supplies - 1.2%
5,971	American Reprographics Co. (a)	21,137
682	Career Education Corp. (a)	16,341
830	Corinthian Colleges, Inc. (a)	16,143
3,366	Heidrick & Struggles International, Inc. (a)	59,713
448	Pitney Bowes, Inc.	10,461
401	Portfolio Recovery Associates, Inc. (a)	10,763
1,440	RR Donnelley & Sons Co.	10,555
555	VSE Corp.	14,819
		159,932
Communications Equipment - 3.1%
868	Avocent Corp. (a)	10,537
6,438	Cisco Systems, Inc. (a)	107,965
3,758	Comtech Telecommunications Corp. (a)	93,086
6,880	Corning, Inc.	91,298
1,867	Nokia Corp. - ADR	21,788
4,527	ViaSat, Inc. (a)	94,252
		418,926

Computers & Peripherals - 1.9%
894	Apple Computer, Inc. (a)	93,977
2,561	Hewlett-Packard Co.	82,106
1,941	Palm, Inc. (a)	16,731
3,669	Teradata Corp. (a)	59,511
		252,325
Construction & Engineering - 1.7%
2,715	Fluor Corp.	93,803
1,201	Foster Wheeler AG (a)	20,981
2,439	Jacobs Engineering Group, Inc. (a)	94,292
590	The Shaw Group, Inc. (a)	16,172
		225,248
Containers & Packaging - 0.7%
3,042	AptarGroup, Inc.	94,728

Diversified Consumer Services - 0.1%
1,710	thinkorswim Group, Inc. (a)	14,774

Diversified Financial Services - 1.9%
1,575	American Express Co.	21,467
10,491	EZCORP, Inc. (a)	121,381
647	Interactive Brokers Group, Inc. (a)	10,436
5,297	optionsXpress Holdings, Inc. (a)	60,386
1,872	World Acceptance Corp. (a)	32,011
		245,681
Diversified Telecommunication Services - 0.6%
419	AT&T, Inc.	10,559
278	Embarq Corp.	10,522
1,156	Nippon Telegraph & Telephone Corp. - ADR (a)	21,999
369	Telefonica S.A. - ADR	22,000
347	Verizon Communications, Inc.	10,479
		75,559
Education Services - 0.6%
674	ITT Educational Services, Inc. (a)	81,837

Electric Utilities - 0.2%
1,475	Enersis S.A. - ADR	22,272

Electronic Equipment & Instruments - 1.6%
428	Dolby Laboratories, Inc. (a)	14,599
11,161	Mellanox Technologies Ltd. (a)	92,971
5,061	National Instruments Corp.	94,388
531	SYNNEX Corp. (a)	10,445
		212,403
Energy Equipment & Services - 0.9%
3,088	Dril-Quip, Inc. (a)	94,802
1,743	T-3 Energy Services, Inc. (a)	20,532
169	Transocean Ltd (a)	9,944
		125,278
Food Products - 0.6%
1,657	General Mills, Inc.	82,651

Freight & Logistics - 1.4%
2,080	C.H. Robinson Worldwide, Inc.	94,869
3,369	Expeditors International of Washington, Inc.	95,309
		190,178
Gold Ores - 0.5%
7,336	Eldorado Gold Corp. (a)	66,024

Health Care Providers & Services - 3.5%
672	Aetna, Inc.	16,350
1,588	Baxter International, Inc.	81,337
2,142	Cerner Corp. (a)	94,184
2,423	Chemed Corp.	94,254
1,399	Gentiva Health Services, Inc. (a)	21,265
623	Humana, Inc. (a)	16,248
3,772	Immucor, Inc. (a)	94,866
1,294	Inventiv Health, Inc. (a)	10,559
471	McKesson Corp.	16,504
777	UnitedHealth Group, Inc.	16,262
		461,829
Hotels, Restaurants & Leisure - 1.0%
480	Darden Restaurants, Inc.	16,445
1,501	McDonald's Corp.	81,909
597	Red Robin Gourmet Burgers, Inc. (a)	10,525
1,328	Royal Caribbean Cruises Ltd.	10,637
830	Starwood Hotels & Resorts Worldwide, Inc.	10,541
		130,057
Household Durables - 0.2%
431	Fortune Brands, Inc.	10,581
679	Garmin Ltd.	14,402
		24,983
Household Products - 1.3%
1,819	Church & Dwight, Inc.	95,006
1,396	Colgate-Palmolive Co.	82,336
		177,342
Industrial Conglomerates - 0.7%
1,649	3M Co.	81,988
1,043	General Electric Co.	10,545
		92,533

Industrial & Construction Supplies - 2.0%
530	General Cable Corp. (a)	10,505
3,359	GrafTech International Ltd. (a)	20,691
2,941	Fastenal Co.	94,568
3,072	MSC Industrial Direct Co., Inc. - Class A	95,447
833	Thomas & Betts Corp. (a)	20,842
1,150	WESCO International, Inc. (a)	20,838
		262,891
Insurance - 0.5%
1,653	AFLAC, Inc.	32,002
447	China Life Insurance Company Ltd. - ADR	22,010
790	Life Partners Holdings, Inc.	13,478
		67,490
Internet & Catalog Retail - 0.2%
224	Amazon.com, Inc. (a)	16,451
383	Netflix, Inc. (a)	16,438
		32,889
Internet Software & Services - 0.9%
116	Baidu.com, Inc. - ADR (a)	20,486
236	Google, Inc. (a)	82,142
253	Sohu.com, Inc. (a)	10,451
		113,079
IT Services - 1.6%
445	Computer Sciences Corp. (a)	16,394
4,547	Forrester Research, Inc. (a)	93,486
2,245	Heartland Payment Systems, Inc.	14,840
1,489	Visa, Inc.	82,788
		207,508

Machinery - 2.1%
2,255	Astec Industries, Inc. (a)	59,149
390	AZZ, Inc. (a)	10,292
826	Cummins, Inc.	21,022
792	Dover Corp.	20,893
579	Eaton Corp.	21,342
3,629	Lincoln Electric Holdings, Inc.	115,003
313	Middleby Corp. (a)	10,150
614	Parker Hannifin Corp.	20,864
		278,715
Metals & Mining - 1.7%
1,415	Alcoa, Inc.	10,386
1,085	ArcelorMittal - ADR	21,743
1,526	Central Gold Trust (a)	65,542
1,975	Gold Fields Ltd. - ADR	22,397
367	Newmont Mining Corp.	16,427
2,159	Nucor Corp.	82,409
		218,904
Oil, Gas & Consumable Fuels - 2.7%
408	Arena Resources, Inc. (a)	10,396
1,192	Carrizo Oil & Gas, Inc. (a)	10,585
6,964	Denbury Resources, Inc. (a)	103,485
1,819	Devon Energy Corp.	81,291
287	Energy Transfer Partners LP	10,588
896	Enerplus Resources Fund	14,668
716	Petroleo Brasileiro S.A. - ADR	21,817
1,849	Quicksilver Resources, Inc. (a)	10,243
347	Southwestern Energy Co. (a)	10,302
1,207	Tesoro Petroleum Corp.	16,258
394	Whiting Petroleum Corp. (a)	10,185
5,614	Zion Oil & Gas, Inc. (a)	66,245
		366,063
Paper & Forest Products - 0.1%
1,476	International Paper Co.	10,391

Personal Products - 0.2%
1,408	Herbalife Ltd.	21,092

Pharmaceuticals - 1.7%
3,086	Merck & Co., Inc.	82,551
1,236	Mylan Laboratories (a)	16,575
576	Novartis AG - ADR	21,790
4,749	Optimer Pharmaceuticals, Inc. (a)	62,639
772	Pfizer, Inc.	10,515
700	Schering Plough Corporation	16,485
386	Wyeth	16,613
		227,168
Real Estate Investment Trusts - 0.2%
966	Entertainment Properties Trust	15,224
2,457	Prologis	15,971
		31,195
Retail - 1.9%
890	Abercrombie & Fitch Co. - Class A	21,182
1,744	American Eagle Outfitters, Inc.	21,347
510	Autozone, Inc. (a)	82,936
1,207	Limited Brands, Inc.	10,501
3,634	Macys, Inc.	32,342
475	O'Reilly Automotive, Inc. (a)	16,630
7,226	Volcom, Inc. (a)	70,092
		255,030
Road & Rail - 0.6%
2,013	Union Pacific Corp.	82,754

Semiconductor & Semiconductor Equipment - 3.2%
4,059	Lam Research Corp. (a)	92,424
5,143	Microsemi Corp. (a)	59,659
6,848	Monolithic Power Systems, Inc. (a)	106,144
8,715	Sigma Designs, Inc. (a)	108,415
3,174	Standard Microsystems Corp. (a)	59,036
		425,678
Software - 6.3%
4,970	Adobe Systems, Inc. (a)	106,308
6,265	Autodesk, Inc. (a)	105,315
1,249	Blackbaud, Inc.	14,501
4,647	CA, Inc.	81,834
13,639	Double-Take Software, Inc. (a)	92,200
3,946	Intuit, Inc. (a)	106,542
5,192	JDA Software Group, Inc. (a)	59,967
8,220	MICRO Systems, Inc. (a)	154,125
2,102	Quality Systems, Inc.	95,115
623	SAP AG - ADR	21,986
		837,893
Textiles, Apparel & Luxury Goods - 0.8%
187	Deckers Outdoor Corp. (a)	9,918
1,335	Fossil, Inc. (a)	20,960
920	Phillips-Van Heusen Corp.	20,866
5,083	Timberland Co. (a)	60,691
		112,435
Tobacco - 0.8%
661	Altria Group, Inc.	10,589
2,311	Philip Morris International, Inc.	82,225
297	Reynolds American, Inc.	10,645
		103,459
Wireless Telecommunication Services - 0.4%
505	China Mobile Hong Kong Ltd. - ADR	21,977
703	NII Holdings, Inc. (a)	10,545
1,528	Telecommunication Systems, Inc. (a)	14,012
		46,534

	TOTAL COMMON STOCKS (Cost $7,066,958)	$7,618,914

SHORT TERM INVESTMENTS - 65.6%
MONEY MARKET FUNDS - 65.6%
5,210,939	Federated Prime Obligations Fund	$5,210,939
1,742,388	Fidelity Institutional Money Market Portfolio	1,742,388
1,745,388	AIM STIT-STIC Prime Portfolio	1,745,388
	TOTAL SHORT TERM INVESTMENTS (Cost $8,698,715)	$8,698,715

	TOTAL INVESTMENTS (Cost $15,765,673) - 123.0%	$16,317,629
	Liabilities in Excess of Other Assets - (23.0)%	(3,052,685)
	TOTAL NET ASSETS - 100.0%	$13,264,944

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

Evolution VP All-Cap Equity Fund
Short Futures Contracts
March 31, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation
63	Dow Jones South Path 15 Electricity Index Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $1,553,580)	$23,866
39	Russell 2000 Index Mini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $1,637,220)	7,834
54	S&P 500 Index Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $2,137,050)	5,165
		$36,865

	Dynamic VP HY Bond Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS - 0.9%
Energy Equipment & Services - 0.4%
$300,000	Key Energy Services, Inc.
	8.375%, 12/1/2014 (a)	$190,500
Metals & Mining - 0.2%
300,000	Novelis, Inc.
	7.25%, 2/15/2015 (a)	121,500
Retail - 0.3%
200,000	Macys Retail Holdings, Inc.
	5.35%, 3/15/2012	157,091
	TOTAL CORPORATE BONDS (Cost $530,760)	$469,091

SHORT TERM INVESTMENTS - 100.3%
REPURCHASE AGREEMENTS - 0.3%
$167,250	Mizuho Repurchase Agreement, 0.05%, 12/31/2010 (b)
	(Dated 3/31/2009, Collateralized by U.S. Treasury Note, 3.75%
	due 11/15/2018, valued at $163,688. Repurchase proceeds are $167,250.)	$167,250

Shares
MONEY MARKET FUNDS - 100.0%
11,099,511	Dreyfus Government Cash Management	$11,099,511
11,099,511	Evergreen Institutional U.S. Government Money Market Fund	11,099,511
10,899,506	Federated Prime Obligations Fund	10,899,506
11,099,510	Goldman Sachs Financial Square Government Fund	11,099,510
11,094,619	SEI Daily Income Trust Government Fund	11,094,619
		55,292,657

	TOTAL SHORT TERM INVESTMENTS (Cost $55,459,907)	$55,459,907

	Total Investments (Cost $55,990,667) - 101.2%	$55,928,998
	Liabilities in Excess of Other Assets - (1.2)%	(643,568)
	TOTAL NET ASSETS - 100.0%	$55,285,430

	Dynamic VP HY Bond Fund
	Securities Sold Short
	March 31, 2009 (Unaudited)
Principal
Amount
U.S. TREASURY NOTES - 0.3%
$150,000	3.75%, 11/15/2018	$163,688
	TOTAL SECURITIES SOLD SHORT (Proceeds $166,016)	$163,688

Percentages are stated as a percent of net assets.
(a) Callable
(b) Security deemed illiquid

	Dynamic VP HY Bond Fund
	Futures Contracts
	March 31, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation
233	S&P 500 Index eMini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $9,220,975)	$(49,348)

Dynamic VP HY Bond Fund
Credit Default Swap Contracts - Sell Protection[1]
March 31, 2009 (Unaudited)						Upfront
		Implied				Payments
		Credit	Receive	Termination	Notional	Paid	Unrealized
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	(Received)	Depreciation
Bank of America	CDX North American High Yield Index	15.42%	5.00%	12/20/2013	$ 1,600,500	$ (307,551)	(194,658)
Barclays Capital	CDX North American High Yield Index	15.42%	5.00%	12/20/2013	10,185,000	(3,043,254)	(156,741)
Goldman Sachs & Co.	CDX North American High Yield Index	15.42%	5.00%	12/20/2013	582,000	(147,683)	(34,939)
Merrill Lynch	CDX North American High Yield Index	15.42%	5.00%	12/20/2013	17,945,000	(5,372,466)	(254,233)
					$ 30,312,500	$ (8,870,953)	$ (640,571)

Barclays Capital	CDX North American High Yield Index	10.12%	5.00%	6/20/2014	$ 6,300,000	$ (1,827,000)	$ (4,172)

[1] If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securites comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obiligation or underlying securities comprising the reference index.
[2] Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or soverign issues as of period end serve as an indicator of the current status of the payment/performance risk of the reference obligation and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as
"Defaulted" indicates a credit event has occurred for the reference entity or reference obligation.
[3]  The maximum potential amount (if, after a credit event the value of the related reference obligation or obligations were determined to have a value of zero) the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

In September 2006, FASB issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Direxion Insurance Trust has adopted FAS 157 effective January 1, 2008. A summary of fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in these securities.

The following is a summary of the inputs used to value each Fund's net assets as of March 31, 2009:

Evolution VP Managed Bond Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 9,917,510	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 9,917,510	$ -

Evolution VP All-Cap Equity Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 16,317,629	$ 36,865
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 16,317,629	$ 36,865

Dynamic VP HY Bond Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 55,292,657	$ (49,348)
Level 2 - Other significant observable inputs	472,653	(644,743)
Level 3 - Significant unobservable inputs	-	-
Total	$ 55,765,310	$ (694,091)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SAS 161") effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.

Fair Values of Derivative Instruments as of March 31, 2009:

Evolution VP All-Cap Equity Fund
Asset Derivatives as of March 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value
Equity Contracts	Receivables, Unrealized Appreciation	$ 36,865

Dynamic VP HY Bond Fund

Liability Derivatives as of March 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value

Credit Contracts	Payables	$ 644,743
Equity Contracts	Payables, Unrealized Depreciation	49,348

Evolution VP Large Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bear 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bull 1.25X Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

VP U.S. Government Money Market Fund
Schedule of Investments
March 31, 2009 (Unaudited)

No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$9,936,102	$17,771,616	$55,990,667
Gross unrealized appreciation	418,168	668,107	82,397
Gross unrealized depreciation	(436,760)	(2,122,094)	(144,066)
Net unrealized appreciation/(depreciation)	$(18,592)	$(1,453,987)	$(61,669)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel D. O’Neill
Daniel D. O’Neill, President

Date      5/25/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Daniel D. O’Neill
Daniel D. O’Neill, President

Date      5/25/2009

By (Signature and Title)*  /s/  Guy Talarico
Guy Talarico, Principal Financial Officer

Date      5/22/2009

* Print the name and title of each signing officer under his or her signature.